DEBT (Details Narrative) - USD ($)						1 Months Ended								3 Months Ended
	Apr. 15, 2022	Feb. 03, 2022	Apr. 15, 2021	Apr. 06, 2021	Feb. 03, 2020	Dec. 23, 2022	Sep. 23, 2022	Sep. 15, 2022	Dec. 23, 2021	Sep. 15, 2021	May 22, 2020	Apr. 23, 2020	Aug. 26, 2019	Mar. 31, 2022	Mar. 31, 2023	Feb. 03, 2023	Dec. 31, 2022	Dec. 31, 2021	Feb. 03, 2021
Short-Term Debt [Line Items]
Notes payable outstanding balance		$ 242,591														$ 293,520
Promissory Note [Member] | Paycheck Protection Program [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount												$ 1,410,270
Debt Instrument, Interest Rate During Period												1.00%
Third Party Insurance Note One [Member]
Short-Term Debt [Line Items]
Notes payable outstanding balance						$ 26,484			$ 22,266						$ 18,737		$ 0	$ 22,266
Interest rate						8.73%			7.75%
Monthly installments of principal and interest						$ 2,755			$ 2,104
Third Party Insurance Note Two [Member]
Short-Term Debt [Line Items]
Notes payable outstanding balance	$ 63,766		$ 62,041												0		17,753	12,667
Interest rate	6.24%		6.24%
Monthly installments of principal and interest	$ 5,979		$ 6,383
Third Party Insurance Note Three [Member]
Short-Term Debt [Line Items]
Notes payable outstanding balance		242,591					$ 24,140	$ 24,140		$ 19,965					6,526		16,094	17,570
Monthly installments of principal and interest							$ 2,012	$ 4,024		$ 1,997
Third Party Insurance Note Four [Member]
Short-Term Debt [Line Items]
Notes payable outstanding balance															167,830		40,728	0	$ 215,654
Monthly installments of principal and interest		$ 23,976		$ 17,899	$ 20,074									$ 20,073
Equipment Financing [Member]
Short-Term Debt [Line Items]
Notes payable outstanding balance											$ 121,637		$ 147,899		$ 11,566		22,851	103,186
Interest rate											9.90%		12.72%
Monthly installments of principal and interest											$ 3,919		$ 4,963
Notes Payable [Member]
Short-Term Debt [Line Items]
Notes payable outstanding balance																	$ 0	$ 0